Nature of Operations and Business Activities (Details)			1 Months Ended	12 Months Ended
	Sep. 06, 2023	Aug. 18, 2023 USD ($) shares	Mar. 13, 2024 USD ($) transaction	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Nature Of Operations And Business Activities [Line Items]
Working capital deficit				$ 2,250,156
Accumulated deficit				(104,382,549)	$ (66,737,765)
Cash				1,256,453	1,244,527
Operating loss				34,735,173	18,311,732
Net loss for the year ended				$ (37,644,784)	$ (19,481,602)
Stockholders' equity note, stock split, conversion ratio	0.004
Subsequent Event
Nature Of Operations And Business Activities [Line Items]
Number of private placement equity transactions | transaction			2
Gross proceeds from the transaction			$ 83,500,000
Bird Rock Bio Sub, Inc. (BRB)
Nature Of Operations And Business Activities [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares		5,436,378
Business combination, consideration transferred, equity interests issued and issuable		$ 21,609,586